Restructuring, Impairment and Disposal Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017	Nov. 05, 2018
Restructuring Cost and Reserve [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Restructuring Liabilities				$ 67
Impairment and disposal charges	$ 67	$ 13
Restructuring Reserve [Roll Forward]
Beginning balance	22	45	$ 151
Restructuring charges	746	228	129
Utilization	727	251	235
Ending balance	108	22	45
Discontinued Operations, Held-for-Sale
Restructuring Reserve [Roll Forward]
Restructuring charges		2	5
Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Restructuring Liabilities				29
Restructuring Reserve [Roll Forward]
Beginning balance	16	28	116
Restructuring charges	586	153	86
Utilization	562	165	174
Ending balance	69	16	28
Lease and Other Exit Costs
Restructuring Cost and Reserve [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Restructuring Liabilities				$ 38
Restructuring Reserve [Roll Forward]
Beginning balance	6	17	35
Restructuring charges	160	75	43
Utilization	165	86	61
Ending balance	39	6	17
CA Technologies, Inc.
Restructuring Cost and Reserve [Line Items]
Restructuring expense	740
Brocade Communications Systems, Inc.
Restructuring Cost and Reserve [Line Items]
Restructuring expense	2	176
Broadcom
Restructuring Cost and Reserve [Line Items]
Restructuring expense	$ 4	$ 50	124
Impairment and disposal charges			$ 56